RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 10, 2019	Apr. 30, 2020	Dec. 26, 2020	Jun. 27, 2020	Sep. 14, 2020	Aug. 31, 2020	Dec. 11, 2019	Dec. 10, 2019	Mar. 22, 2019	Dec. 05, 2018	Sep. 27, 2018
Restructuring support fees paid			$ 844,042	$ 699,322
Equity commitment, Description	The Company announced an equity commitment from its existing creditor, Gotham Green Partners, with participation from Wicklow Capital, in the amount of $30,000,000. As a result, the Company issued 14,634,147 Subordinate Voting Shares to the investors at a price equal to $2.18 per share.
Amendement description			Pursuant to the Side Letter executed on October 29, 2019 in conjunction with the second amendment of the Convertible Facility with GGP, Wicklow Capital and GGP have the right to nominate a majority of the Company’s Board of Directors while the aggregate principal amount outstanding under the Convertible Facility is more than $25,000,000.
Gross proceeds equity investment								$ 20,190,000
Voting Share exercise price					$ 0.20			$ 0.43	$ 3.72	$ 5.28	$ 5.28
Restricted stock units, Granted				230,852
Mr. Rose [Member]
Deferred stock granted						102,519	815,295
Restricted stock units, Granted		5,458,749
Vested expiry date, Description				December 10, 2020
Stock option received			124,868
Board of Director [Member]
Legal fees			$ 200,000